UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21980

ALPINE TOTAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Alpine Total Dynamic Dividend Fund

Schedule of Portfolio Investments

January 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-97.5%

Aerospace & Defense-1.3%
190,000	Airbus Group NV	$13,481,466

Airlines-1.1%
235,097	Japan Airlines Co., Ltd. (a)	11,873,353

Auto Components-1.3%
59,037	Bridgestone Corp.	2,157,621
59,500	Delphi Automotive PLC	3,622,955
1,124,000	GKN PLC	7,285,647
		13,066,223

Automobiles-0.7%
210,000	General Motors Co. (b)	7,576,800

Beverages-1.9%
81,000	Anheuser-Busch InBev NV-ADR	7,767,090
414,900	Diageo PLC	12,280,374
		20,047,464

Capital Markets-1.7%
601,000	Daiwa Securities Group, Inc.	5,705,882
360,000	Invesco, Ltd.	11,970,000
		17,675,882

Chemicals-2.3%
712,000	Clariant AG (b)	13,452,336
42,500	Koninklijke DSM NV	2,816,118
42,000	Linde AG	7,958,676
		24,227,130

Commercial Banks-5.9%
751,000	Bangkok Bank PCL	3,901,742
215,500	Hana Financial Group, Inc.	8,234,643
782,500	Mitsubishi UFJ Financial Group, Inc.	4,771,435
136,000	PNC Financial Services Group, Inc. (a)	10,863,680
5,845,015	PT Bank Rakyat Indonesia Persero Tbk	3,985,237
757,000	Sberbank of Russia-ADR	8,190,740
387,000	Standard Chartered PLC	7,888,741
55,000	Sumitomo Mitsui Financial Group, Inc.	2,596,848
244,500	Wells Fargo & Co. (a)	11,085,630
		61,518,696

Commercial Services & Supplies-2.1%
192,000	KAR Auction Services, Inc.	5,341,440
885,921	RR Donnelley & Sons Co.	16,362,961
		21,704,401

Communications Equipment-2.6%
477,000	Cisco Systems, Inc.	10,451,070
222,000	QUALCOMM, Inc. (a)	16,476,840
		26,927,910

Computers & Peripherals-2.7%
34,300	Apple, Inc. (a)	17,170,580
438,000	EMC Corp.	10,617,120
		27,787,700

Construction & Engineering-1.0%
164,500	Vinci SA	10,774,683

Containers & Packaging-1.5%
1,721,000	DS Smith PLC	9,293,756
172,500	MeadWestvaco Corp.	6,222,075
		15,515,831

Diversified Consumer Services-0.8%
862,000	Anhanguera Educacional Participacoes SA	4,536,372
84,500	Sotheby’s	4,049,240
		8,585,612

Diversified Financial Services-1.6%
403,000	Bank of America Corp. (a)	6,750,250
200,000	Citigroup, Inc. (a)	9,486,000
		16,236,250

Electric Utilities-0.9%
296,000	Enersis SA-ADR	3,927,920
126,000	Northeast Utilities	5,518,800
		9,446,720

Electronic Equipment, Instruments & Components-1.1%
196,000	TE Connectivity, Ltd.	11,075,960

Energy Equipment & Services-2.4%
72,000	Bristow Group, Inc.	5,168,880
31,000	Ensco PLC-Class A	1,561,470
107,000	Gulfmark Offshore, Inc.-Class A	4,553,920
100,000	National Oilwell Varco, Inc.	7,501,000
580,000	Petroleum Geo-Services ASA	5,991,764
		24,777,034

Food & Staples Retailing-2.2%
76,800	Costco Wholesale Corp.	8,629,248
246,500	Walgreen Co.	14,136,775
		22,766,023

Food Products-2.6%
325,000	Mondelez International, Inc.-Class A (a)	10,643,750
219,500	Nestle SA	15,930,183
		26,573,933

Health Care Equipment & Supplies-1.5%
223,000	Covidien PLC (a)	15,217,520

Health Care Providers & Services-4.0%
122,000	Fresenius Medical Care AG & Co. KGaA	8,589,058
302,000	HCA Holdings, Inc. (b)	15,181,540
73,500	McKesson Corp.	12,819,135
68,500	UnitedHealth Group, Inc. (a)	4,951,180
		41,540,913

Hotels, Restaurants & Leisure-0.7%
93,256	Las Vegas Sands Corp.	7,135,949

Household Durables-1.7%
151,356	Electrolux AB-Series B	3,215,917
184,500	Lennar Corp.-Class A	7,409,520
167,000	Ryland Group, Inc.	7,454,880
		18,080,317

Household Products-2.0%
169,500	Colgate-Palmolive Co. (a)	10,378,485
109,500	Energizer Holdings, Inc. (a)	10,347,750
		20,726,235

Industrial Conglomerates-0.1%
29,000	Koninklijke Philips NV (b)	1,010,661

Insurance-2.5%
918,500	BB Seguridade Participacoes SA	8,639,780
240,000	Validus Holdings, Ltd. (a)	8,620,800
28,500	Zurich Insurance Group AG (b)	8,276,678
		25,537,258

IT Services-2.3%
164,000	Accenture PLC-Class A	13,100,320
64,000	International Business Machines Corp. (a)	11,307,520
		24,407,840

Life Sciences Tools & Services-0.8%
75,500	Thermo Fisher Scientific, Inc.	8,693,070

Machinery-2.5%
108,444	GEA Group AG	5,087,597
340,000	IMI PLC	8,367,116
128,572	Snap-on, Inc. (a)	12,876,486
		26,331,199

Media-3.0%
258,700	British Sky Broadcasting Group PLC	3,725,423
301,000	Comcast Corp.-Class A	16,389,450
151,000	The Walt Disney Co. (a)	10,964,110
		31,078,983

Multi-Utilities-1.1%
396,000	CMS Energy Corp. (a)	11,004,840

Multiline Retail-1.0%
50,000	Kering	9,983,748

Office Electronics-0.5%
531,000	Xerox Corp.	5,761,350

Oil, Gas & Consumable Fuels-6.4%
235,500	Enbridge, Inc. (a)	9,888,645
212,000	Energy XXI Bermuda, Ltd.	4,865,400
110,000	HollyFrontier Corp. (a)	5,093,000
49,500	Marathon Petroleum Corp.	4,308,975
86,000	Murphy Oil Corp.	4,868,460
84,000	Occidental Petroleum Corp.	7,355,880
922,000	Scorpio Tankers, Inc.	9,220,000
294,500	The Williams Cos., Inc.	11,924,305
158,000	Total SA	9,022,422
		66,547,087

Paper & Forest Products-0.3%
67,000	International Paper Co.	3,198,580

Pharmaceuticals-5.5%
217,000	Novartis AG-ADR (a)	17,158,190
349,000	Pfizer, Inc.	10,609,600
62,000	Roche Holding AG	17,048,034
252,500	Sanofi- ADR	12,347,250
		57,163,074

Real Estate Investment Trusts-7.2%
333,000	American Homes 4 Rent-Class A (c)	5,554,440
160,300	American Homes 4 Rent-Class A	2,673,804
124,000	American Tower Corp. (a)	10,029,120
305,500	Corrections Corp. of America	10,255,635
116,000	Digital Realty Trust, Inc.	5,914,840
225,500	Gaming and Leisure Properties, Inc.	7,824,850
780	Nippon Building Fund, Inc.	4,450,817
656	Nippon Prologis REIT, Inc.	6,645,395
2,875,000	TF Administradora Industrial S de RL de CV	5,318,342
1,031,000	Two Harbors Investment Corp.	10,134,730
24,257	Western Asset Mortgage Capital Corp.	362,642
674,738	Westfield Group	6,023,070
		75,187,685

Real Estate Management & Development-3.3%
577,000	BR Malls Participacoes SA	3,634,269
597,361	Cheung Kong Holdings, Ltd.	8,863,699
4,210,000	Global Logistic Properties, Ltd.	9,265,792
237,000	Mitsui Fudosan Co., Ltd.	7,629,373
780,199	Wharf Holdings, Ltd.	5,326,071
		34,719,204

Road & Rail-3.5%
2,334,000	All America Latina Logistica SA	6,392,931
97,500	Canadian Pacific Railway, Ltd. (a)	14,769,300
116,500	East Japan Railway Co.	8,702,437
35,580	Union Pacific Corp. (a)	6,199,459
		36,064,127

Semiconductors & Semiconductor Equipment-1.6%
303,000	Avago Technologies, Ltd. (a)	16,555,920

Specialty Retail-2.0%
551,000	American Eagle Outfitters, Inc.	7,455,030
141,126	Penske Automotive Group, Inc.	6,055,717
382,500	Pier 1 Imports, Inc.	7,309,575
		20,820,322

Tobacco-0.9%
187,800	British American Tobacco PLC	9,002,397

Trading Companies & Distributors-1.3%
646,000	Ashtead Group PLC	8,384,163
93,001	Wolseley PLC	5,017,660
		13,401,823

Water Utilities-1.6%
288,000	American Water Works Co., Inc.	12,260,160
500,000	Cia de Saneamento Basico do Estado de Sao Paulo-ADR	4,565,000
		16,825,160

Wireless Telecommunication Services-2.5%
689,000	Vodafone Group PLC-ADR	25,534,340
	Total Common Stocks (Cost $909,678,626)	1,013,168,673

Equity-Linked Structured Notes-1.4%

Industrial Conglomerates-0.6%
163,500	Koninklijke Philips NV-Morgan Stanley BV	5,698,040

Multi-Utilities-0.8%
560,500	Veolia Environnement SA-Morgan Stanley BV	8,814,331
	Total Equity-Linked Structured Notes (Cost $12,261,636)	14,512,371

Principal Amount

Short-Term Investments-1.1%
$11,457,000	State Street Eurodollar Time Deposit, 0.01%	11,457,000
	Total Short-Term Investments (Cost $11,457,000)	11,457,000
Total Investments (Cost $933,397,262)-100.0%		1,039,138,044
Other Assets in Excess of Liabilities-0.0%		306,367
TOTAL NET ASSETS 100.0%		$1,039,444,411

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Non-income producing security.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2014, securities restricted under Rule 144A had a total value of $5,554,440 which comprised 0.5% of the Fund’s net assets.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL-Public Company Limited

PLC-Public Limited Company

REIT-Real Estate Investment Trust

S de RL de CV-Socieded de Responsabilidad Limitada de Capital Variable is the Spanish equivalent to Limited Liability Company.

SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Total Dynamic Dividend Fund

Notes to Schedule of Portfolio of Investments

January 31, 2014 (Unaudited)

1.	Organization:

Alpine Total Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware Statutory Trust on October 27, 2006, and had no operating history prior to January 26, 2007. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value. The Fund has an investment objective to seek high current dividend income. The Fund also focuses on long-term growth of capital as a secondary investment objective.

2.	Significant Accounting Polices:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities: The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board of Trustees (“Board”). In computing the Fund’s NAV, equity securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Fund’s may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s NAVs may differ from quoted or official closing prices.

Fair Value Measurement: In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1	-	Quoted prices in active markets for identical investments.

Level 2	-	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under GAAP.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2014:

	Valuation Inputs
Investments in Securities at Value *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Consumer Discretionary	$116,327,954	$—	$—	$116,327,954
Consumer Staples	99,116,052	—	—	99,116,052
Energy	91,324,121	—	—	91,324,121
Financials	226,973,233	3,901,742	—	230,874,975
Health Care	122,614,577	—	—	122,614,577
Industrials	134,641,713	—	—	134,641,713
Information Technology	112,516,680	—	—	112,516,680
Materials	42,941,541	—	—	42,941,541
Telecommunication Services	25,534,340	—	—	25,534,340
Utilities	37,276,720	—	—	37,276,720
Equity-Linked Structured Notes	—	14,512,371	—	14,512,371
Short-Term Investment	—	11,457,000	—	11,457,000
Total	$1,009,266,931	$29,871,113	$—	$1,039,138,044

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$1,379,550	$—	$1,379,550
Liabilities
Forward Currency Contracts	—	(399,611)	—	(399,611)
Total	$—	$979,939	$—	$979,939

* For detailed industry descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2014, there were no transfers between Level 1, Level 2 and Level 3.

B. Federal and Other Income Taxes: It is the Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Fund will file refund claims for foreign taxes withheld.

As of January 31, 2014, net unrealized appreciation/depreciation of investments, excluding foreign currency, based on Federal tax costs was as follows:*

Gross appreciation on investments (excess of value over tax cost)	$150,800,706

Gross depreciation on investments (excess of tax cost over value)	(45,059,924)
Net unrealized appreciation	105,740,782
Cost of investments for income tax purposes	$933,397,262

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

C. Distributions to Shareholders: The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified or eliminated by the Board from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which may include net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

D. Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statement of Operations:

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risk Associated with Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes: The Fund may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Forward Currency Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing their investment objective. The Fund may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

The Fund held the following forward currency contracts as of January 31, 2014.

Description	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Swiss Franc	03/19/14	37,400,000	CHF	$42,169,830	$41,265,367	$904,463
Euro	07/09/14	47,800,000	EUR	64,954,464	64,479,377	475,087
British Pound	03/19/14	14,200,000	GBP	23,139,610	23,335,853	(196,243)
Japanese Yen	07/30/14	3,100,000,000	JPY	30,171,050	30,374,418	(203,368)
					$159,455,015	$979,939

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 28, 2014

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	March 28, 2014

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.